Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets	12 Months Ended
Dec. 31, 2020
Software copyrights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Intangible assets estimated useful lives	20 years
Patent rights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Intangible assets estimated useful lives	10 years
Other software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Intangible assets estimated useful lives	5 years